Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment properties capitalization rates	2.75%	2.75%
Investment properties terminal capitalization rates	3.25%	3.80%
Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment properties capitalization rates	8.50%	8.75%
Investment properties terminal capitalization rates	9.25%	9.25%
Power and infrastructure [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	7.00%	7.00%
Power and infrastructure [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	15.60%	16.50%
Timberland Investment [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	5.00%	5.00%
Timberland Investment [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	7.00%	7.00%